Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property plant and equipment
Balance at December 31, 2022	$ 153,424	$ 130,169
Additions	9,375	12,188
Balance at June 30, 2023	135,951	146,632
Intangible assets
Opening Balance	3,042
Transfers	4	1
Closing Balance	2,688
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,487	4,857
Capitalised development expenditure [member]
Intangible assets
Opening Balance	2,313	2,406
Additions		147
Write-offs		(36)
Transfers		(31)
Translation adjustment	(299)	227
Closing Balance	2,014	2,713
Capitalized Acquistion Costs [Member]
Property plant and equipment
Balance at December 31, 2022	1,512	1,876
Additions	184	158
Write-offs	(25)	(1)
Transfers		(44)
Translation adjustment	(198)	155
Balance at June 30, 2023	$ 1,473	$ 2,144